FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
					         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


					    Cleveland,  Ohio		Dec 31, 2000
		[Signature]		        [City, State]	     	Date

Report Typle [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2000


	a.	Other Included Managers 	      0

	b.	Information Table Entry Total	     40

	c.	Information Table Value Total	$ 184,462

		List of Other Included Managers	    None











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FORM 13 F
(SEC USE ONLY)

Quarter Ending December 2000    Name of Reporting Manager     First
Fiduciary Investment Counsel, Inc.
                                           				Fair Market  	Shares
Investment Discretion    Voting Authority  			Share
                       		Title of          		Value        	Principal
Name of Issuer    	                             Class  	CUSIP #    	(thousands)  	Amount
ALBERTSON'S		common	013104104	7,383	278,600
AT&T			common	001957109	2,905	168,426
CARPENTER TECHNOLOGY	common	144285103	7,197	205,626
CINERGY			common	172474108	5,944	169,214
CLOROX			common	189054109	1,491	42,000
CROWN CORK & SEAL		common	228255105	1,972	265,179
CUMMINS ENGINE		common	231021106	612	16,125
DU PONT			common	263534109	1,244	25,750
EMERSON ELECTRIC		common	291011104	7,079	89,826
ENGELHARD		common	292845104	392	19,250
EXXON MOBIL		common	30231G102	4,502	51,787
FIRST UNION		common	337358105	6,953	249,990
GENERAL ELECTRIC		common	369604103	273	5,703
GENERAL MILLS		common	370334104	4,336	97,310
GENERAL MOTORS		common	370442105	3,620	71,077
GENUINE PARTS		common	372460105	5,536	211,404
GOODRICH (B.F.)		common	382388106	5,978	164,332
HERCULES		common	427056106	7,726	405,279
INGERSOLL-RAND		common	456866102	1,773	42,350
INT'L PAPER		common	460146103	5,793	141,937
KEYCORP		common	493267108	4,703	167,951
KEYSPAN		common	49337W100	663	15,650
KIMBERLY-CLARK		common	494368103	7,419	104,951
LUBRIZOL		common	549271104	9,471	367,814
MINNESOTA MINING		common	604059105	6,234	51,733
MOTOROLA		common	620076109	4,081	201,553
NAT'L CITY		common	635405103	8,773	305,137
NEWELL RUBBERMAID		common	651229106	2,980	130,984
PACTIV			common	695257105	7,567	611,454
PENNEY (J.C.)		common	708160106	3,277	301,347
PHILIP MORRIS		common	718154107	4,761	108,214
PHILLIPS PETROLEUM		common	718507106	1,661	29,210
PPG INDUSTRIES		common	693506107	3,413	73,700
SARA LEE		common	803111103	8,944	364,133
TECO ENERGY		common	872375100	5,404	166,912
USX-MARATHON GROUP	common	902905827	7,532	271,440
USX-U.S. STEEL GROUP	common	90337T101	2,729	151,636
V.F. CORP		common	918204108	8,409	232,050
WESTVACO		common	961548104	3,358	115,050
WEYERHAEUSER		common	962166104	370	7,300

					184,462











(SEC USE ONLY)


     Investment Discretion
                                Shared a Shared            Voting Authority
(Shared)
              Sole              Defined   Other   Managers   Sole  Shared  None

               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
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               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
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               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
